Investment Objectives and Goals	Jul. 27, 2026
T. Rowe Price U.S. Treasury Intermediate Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.
T. Rowe Price U.S. Treasury Long-Term Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income consistent with maximum credit protection.
T. Rowe Price U.S. Treasury Money Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.